Annual Total Returns - FidelityGlobalCreditFund-AMCIZPRO - FidelityGlobalCreditFund-AMCIZPRO - Fidelity Global Credit Fund	Mar. 01, 2024
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Global Credit Fund - Class A
Bar Chart Table:
Annual Return 2014	0.08%
Annual Return 2015	(5.24%)
Annual Return 2016	2.39%
Annual Return 2017	8.60%
Annual Return 2018	(3.05%)
Annual Return 2019	14.37%
Annual Return 2020	8.00%
Annual Return 2021	(0.76%)
Annual Return 2022	(19.93%)
Annual Return 2023	6.74%